Form N-1A Supplement	Jun. 25, 2025
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	THE LAZARD FUNDS, INC. Lazard Enhanced Opportunities Portfolio Lazard US Equity Concentrated Portfolio Supplement to Current Prospectus Please retain this supplement for future reference.
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	THE LAZARD FUNDS, INC. Lazard Enhanced Opportunities Portfolio Lazard US Equity Concentrated Portfolio Supplement to Current Prospectus Please retain this supplement for future reference.